COMMITMENTS AND CONTINGENCIES - Capital and purchase commitments (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Computer and Network Equipment and Construction in Progress | Capital Commitments
Long-term Purchase Commitment [Line Items]
2020	$ 32,393	¥ 225,511
commitments to purchase	32,393	225,511
Bandwidth and Cabinet Capacity | Purchase commitment
Long-term Purchase Commitment [Line Items]
2020	86,267	600,571
2021	8,705	60,602
2022	6,459	44,968
2023	30	206
2024 and thereafter	297	2,068
commitments to purchase	$ 101,758	¥ 708,415